Risks and Uncertainties - Narrative (Details) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024 USD ($) loan	Sep. 30, 2023 USD ($) loan	Sep. 30, 2024 USD ($) loan	Sep. 30, 2023 USD ($) loan
Risks and Uncertainties [Abstract]
Unpaid principal balance of loans repurchased | $	$ 3.2	$ 3.6	$ 6.2	$ 20.8
Number of loans repurchased | loan	8	11	19	52